Long term investments (Tables)	12 Months Ended
Dec. 31, 2025
Long-term investments
Schedule of net carrying amount of held-to-maturity debt securities

	As of December 31,
	2024	2025
	RMB	RMB
Due in 2 years through 5 years	—	87,340

Schedule of Long-term equity investments

	As of December 31,
	2024	2025
	RMB	RMB
Equity method investees	136,080	129,705
Equity securities measured at fair value	49,605	27,349
Equity securities without readily determinable fair values	156,002	99,352
	341,687	256,406

Schedule of investments in equity method investees

	As of December 31,
	2024	2025
	RMB	RMB
Beijing Pengtai Baozun E-commerce Co., Ltd. (1)	55,553	51,767
Hunter Gcsea Limited (2)	76,945	76,968
Others (3)	3,582	970
Total	136,080	129,705
(1)	In January 2018, the Group invested RMB13,328 to establish an e-commerce joint venture with Beijing Pengtai Interactive Advertising Co., Ltd. (“Beijing Pengtai”) through a joint venture agreement. Baozun holds 49% equity interest and Beijing Pengtai holds 51% equity interest. Share of income in equity method investment of RMB9,483, RMB619 and RMB1,113 was recognized for the years ended December 31, 2023, 2024 and 2025, respectively.
(2)	In October 2023, the Group entered into an agreement with ABG HUNTER LLC (“ABG”) to form a joint venture company which is Hunter Gcsea Limited to expand ABG’s portfolio of brands’ business. Baozun holds 51% equity interest and ABG holds 49% equity interest. As the Group only has significant influence over Hunter Gcsea Limited, all major operational decisions required written consent from the other shareholder, it is accounted for under the equity method of accounting. Share of income in equity method investment of nil, RMB9,855 and RMB9,819 was recognized for years ended December 31, 2023, 2024 and 2025, respectively.
(3)	The Group identified impairment indicators over certain equity accounted investees and accordingly, recognized other-than-temporary impairment losses of nil, RMB26,115 and nil for the years ended December 31, 2023, 2024 and 2025, respectively, which was included in share of loss of equity method investees in the consolidated statement of operation.